Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	FUSION TELECOMMUNICATIONS INTERNATIONAL INC
Entity Central Index Key	0001071411
Document Type	8-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Unaudited Pro forma Condensed Combined Balance Sheet (USD $)	Jun. 30, 2012
Fusion Historical
ASSETS
Cash and cash equivalents	$ 798,167
Accounts receivable, net of allowance for doubtful accounts	1,499,313
Inventory	0
Prepaid expenses and other current assets	529,970
Total current assets	2,827,450
Property and equipment, net	781,927
Other assets:
Security deposits	437,141
Restricted cash	302,681
Goodwill and other intangibles	0
Intangible assets, net	107,474
Other assets	32,901
Total other assets	880,197
TOTAL ASSETS	4,489,574
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	468,966
Notes payable - related parties	4,898,364
Escrow payable	775,000
Accounts payable and accrued expenses	9,164,031
Other current liabilities	96,345
Total current liabilities	15,402,706
Long-term liabilities:
Notes payable - non-related parties	0
Discount on notes payable - non-related parties	0
Notes payable - related parties	0
Other long-term liabilities	327,732
Total long-term liabilities	327,732
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	50
Common stock, $0.01 par value, 300,000,000 shares authorized	1,664,322
Members' Equity	0
Capital in excess of par value	138,562,459
Accumulated deficit	(151,467,695)
Total stockholders' deficit	(11,240,864)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	4,489,574
ISG Historical Member
ASSETS
Cash and cash equivalents	5,537,647
Accounts receivable, net of allowance for doubtful accounts	1,978,594
Inventory	368,122
Prepaid expenses and other current assets	376,771
Total current assets	8,261,134
Property and equipment, net	1,677,809
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	0
Intangible assets, net	0
Other assets	620,947
Total other assets	620,947
TOTAL ASSETS	10,559,890
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	0
Notes payable - related parties	0
Escrow payable	0
Accounts payable and accrued expenses	1,450,095
Other current liabilities	50,948
Total current liabilities	1,501,043
Long-term liabilities:
Notes payable - non-related parties	0	[1]
Discount on notes payable - non-related parties	0
Notes payable - related parties	0
Other long-term liabilities	0
Total long-term liabilities	0
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	0
Common stock, $0.01 par value, 300,000,000 shares authorized	0
Members' Equity	9,058,847
Capital in excess of par value	0
Accumulated deficit	0
Total stockholders' deficit	9,058,847
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	10,559,890
Pro Forma Adjustments - Excluded Assets
ASSETS
Cash and cash equivalents	(5,037,647)	[1]
Accounts receivable, net of allowance for doubtful accounts	0
Inventory	0
Prepaid expenses and other current assets	(80,624)	[1]
Total current assets	(5,118,271)
Property and equipment, net	(136,911)	[1]
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	0
Intangible assets, net	0
Other assets	(620,947)	[1]
Total other assets	(620,947)
TOTAL ASSETS	(5,876,129)
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	0
Notes payable - related parties	0
Escrow payable	0
Accounts payable and accrued expenses	0
Other current liabilities	0
Total current liabilities	0
Long-term liabilities:
Notes payable - non-related parties	0
Discount on notes payable - non-related parties	0
Notes payable - related parties	0
Other long-term liabilities	0
Total long-term liabilities	0
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	0
Common stock, $0.01 par value, 300,000,000 shares authorized	0
Members' Equity	(5,876,129)
Capital in excess of par value	0
Accumulated deficit	0
Total stockholders' deficit	(5,876,129)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	(5,876,129)
Pro Forma Adjustments - Issuance of Equity
ASSETS
Cash and cash equivalents	4,970,603	[2]
Accounts receivable, net of allowance for doubtful accounts	0
Inventory	0
Prepaid expenses and other current assets	0
Total current assets	4,970,603
Property and equipment, net	0
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	0
Intangible assets, net	0
Other assets	0
Total other assets	0
TOTAL ASSETS	4,970,603
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	0
Notes payable - related parties	0
Escrow payable	(775,000)	[2]
Accounts payable and accrued expenses	0
Other current liabilities	0
Total current liabilities	(775,000)
Long-term liabilities:
Notes payable - non-related parties	0
Discount on notes payable - non-related parties	0
Notes payable - related parties	0
Other long-term liabilities	0
Total long-term liabilities	0
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	60	[2]
Common stock, $0.01 par value, 300,000,000 shares authorized	0
Members' Equity	0
Capital in excess of par value	5,745,543	[2]
Accumulated deficit	0
Total stockholders' deficit	5,745,603
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	4,970,603
Pro Forma Adjustments - Debt Repayments
ASSETS
Cash and cash equivalents	(468,966)	[3]
Accounts receivable, net of allowance for doubtful accounts	0
Inventory	0
Prepaid expenses and other current assets	0
Total current assets	(468,966)
Property and equipment, net	0
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	0
Intangible assets, net	0
Other assets	0
Total other assets	0
TOTAL ASSETS	(468,966)	[3]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	(468,966)
Notes payable - related parties	0
Escrow payable	0
Accounts payable and accrued expenses	0
Other current liabilities	0
Total current liabilities	(468,966)
Long-term liabilities:
Notes payable - non-related parties	0
Discount on notes payable - non-related parties	0
Notes payable - related parties	0
Other long-term liabilities	0
Total long-term liabilities	0
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	0
Common stock, $0.01 par value, 300,000,000 shares authorized	0
Members' Equity	0
Capital in excess of par value	0
Accumulated deficit	0
Total stockholders' deficit	0
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	(468,966)
Pro Forma Adjustments - Issuance of Senior Debt
ASSETS
Cash and cash equivalents	15,945,730	[4]
Accounts receivable, net of allowance for doubtful accounts	0
Inventory	0
Prepaid expenses and other current assets	0
Total current assets	15,945,730
Property and equipment, net	0
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	0
Intangible assets, net	0
Other assets	554,270	[4]
Total other assets	554,270
TOTAL ASSETS	16,500,000
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	0
Notes payable - related parties	(4,898,364)	[5]
Escrow payable	0
Accounts payable and accrued expenses	(432,465)	[5]
Other current liabilities	0
Total current liabilities	(5,330,829)
Long-term liabilities:
Notes payable - non-related parties	16,500,000	[4]
Discount on notes payable - non-related parties	(1,865,500)	[4]
Notes payable - related parties	5,330,829	[5]
Other long-term liabilities	1,865,500	[4]
Total long-term liabilities	21,830,829
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	0
Common stock, $0.01 par value, 300,000,000 shares authorized	0
Members' Equity	0
Capital in excess of par value	0
Accumulated deficit	0
Total stockholders' deficit	0
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	16,500,000
Pro Forma Adjustments - Acquistion of NBS
ASSETS
Cash and cash equivalents	(17,750,000)	[6]
Accounts receivable, net of allowance for doubtful accounts	0
Inventory	0
Prepaid expenses and other current assets	0
Total current assets	(17,750,000)
Property and equipment, net	0
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	17,560,080	[7]
Intangible assets, net	0
Other assets	0
Total other assets	17,560,080
TOTAL ASSETS	(189,920)
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	428,571	[6]
Notes payable - related parties	0
Escrow payable	0
Accounts payable and accrued expenses	0
Other current liabilities	1,142,798	[8]
Total current liabilities	1,571,370
Long-term liabilities:
Notes payable - non-related parties	0
Discount on notes payable - non-related parties	0
Notes payable - related parties	171,429	[6]
Other long-term liabilities	0
Total long-term liabilities	171,429
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	0
Common stock, $0.01 par value, 300,000,000 shares authorized	144,444	[6],[9]
Members' Equity	(3,182,718)
Capital in excess of par value	1,155,556	[6],[9]
Accumulated deficit	(50,000)	[9]
Total stockholders' deficit	(1,932,718)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	(189,920)
Pro Forma Adjustments - Pro Forma Combined
ASSETS
Cash and cash equivalents	3,995,534
Accounts receivable, net of allowance for doubtful accounts	3,477,907
Inventory	368,122
Prepaid expenses and other current assets	826,117
Total current assets	8,667,680
Property and equipment, net	2,322,825
Other assets:
Security deposits	437,141
Restricted cash	302,681
Goodwill and other intangibles	17,560,080
Intangible assets, net	107,474
Other assets	587,171
Total other assets	18,994,547
TOTAL ASSETS	29,985,052
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	428,571
Notes payable - related parties	0
Escrow payable	0
Accounts payable and accrued expenses	10,181,661
Other current liabilities	1,290,091
Total current liabilities	11,900,324
Long-term liabilities:
Notes payable - non-related parties	16,500,000
Discount on notes payable - non-related parties	(1,865,500)
Notes payable - related parties	5,502,258
Other long-term liabilities	2,193,232
Total long-term liabilities	22,329,990
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	110
Common stock, $0.01 par value, 300,000,000 shares authorized	1,808,766
Members' Equity	0
Capital in excess of par value	145,463,557
Accumulated deficit	(151,517,695)
Total stockholders' deficit	(4,245,261)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 29,985,052

[1]	Under the terms of the ISG Asset Purchase and Sale Agreement, certain property and equipment, as well as all of the prepaid commissions and affiliate receivables, as of the date of closing, are excluded from the transaction. In addition, the seller agreed that $500,000 of cash would remain with the Acquired Business.
[2]	Issuance of $6,027,750 of preferred stock and warrants in the private placement transaction, less $282,147 in transaction fees and amounts previously received and held in escrow.
[3]	Pertains to repayment of the $300,000 loan the Company received from a third party lending institution on June 22, 2012 and the outstanding debt payable to TD Bank, NA with a portion of the proceeds received from the private placement of equity securities.
[4]	Issuance of $16.5 million of senior notes, less $554,270 of transaction fees which will be amortized over the 5-year maturity period of the Notes and a $1,865,500 estimated fair value of the Warrant issued in conjunction with the Notes. The Warrant does not meet the criteria for equity classification under ASC 480 and is reflected as a derivative liability.
[5]	Refects the Intercreditor and Subordination Agreement entered into between Marvin Rose, the Lenders and the Company, under which, among other things, the maturity date of the notes payable to Mr. Rosen was extended beyond the 2017 maturity date of the Notes. Mr. Rosen also agreed that $432,465 of accrued and unpaid interest on the notes payable to him would
[6]	Reflects the $17.75 million cash paid, $0.6 million of Seller Notes and $1.25 million of Fusion stock issued in connection with the purchase price.
[7]	See excess of the purchase price over acquired assets note below
[8]	Reflects the adjustment to the Purchase Price for the excess of Business Receivables over Business Payables, as defined in the NBS Membership Interest Purchase and Sale Agreement.
[9]	Reflects the signing bonus related to the Kaufman Employment Agreement in the amount of $50,000 payable in Fusion common stock.

Unaudited Pro forma Condensed Combined Balance Sheet (Parenthetical) (Pro Forma Adjustments - Pro Forma Combined)	Jun. 30, 2012
Pro Forma Adjustments - Pro Forma Combined
Preferred Stock, Shares Authorized	10,000,000
Common Stock, Shares Authorized	300,000,000

Unaudited Pro forma Condensed Combined Statement of Operations (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Fusion Historical
Revenue	$ 21,754,140		$ 42,350,640
Cost of revenues, exclusive of depreciation and amortization, shown separately below	19,008,549		38,067,888
Gross profit	2,745,591		4,282,752
Depreciation and amortization	192,177		516,892
Loss on impairment of long-lived assets			163,126
Selling general and administrative expenses including stock-based compensation	4,301,493		7,897,339
Advertising and marketing	8,033		14,959
Total operating expenses	4,501,703		8,592,316
Operating loss	(1,756,112)		(4,309,564)
Other (expenses) income:
Interest expense, net of interest income	(103,616)		(201,183)
Other	(160,843)		46,319
Total other (expenses) income	(264,459)		(154,864)
Loss from continuing operations	(2,020,571)		(4,464,428)
Loss applicable to common stockholders:
Loss from continuing operations			(4,464,428)
Preferred stock dividends in arrears	(200,698)		(470,175)
Net loss from continuing operations applicable to common stockholders:	(2,221,269)		(4,934,603)
Basic and diluted loss per common share:
Loss from continuing operations	$ (0.01)		$ (0.03)
Weighted average common shares outstanding:
Basic and diluted	162,932,029		141,688,704
ISG Historical Member
Revenue	13,637,854		26,530,678
Cost of revenues, exclusive of depreciation and amortization, shown separately below	6,859,847		13,506,414
Gross profit	6,778,007		13,024,264
Depreciation and amortization	576,853		1,433,504
Loss on impairment of long-lived assets			0
Selling general and administrative expenses including stock-based compensation	4,461,271		8,551,189
Advertising and marketing	12,000		44,000
Total operating expenses	5,050,124		10,028,693
Operating loss	1,727,883		2,995,571
Other (expenses) income:
Interest expense, net of interest income	32,594		91,042
Other	8,301		18,828
Total other (expenses) income	40,895		109,870
Loss from continuing operations	1,768,778		3,105,441
Loss applicable to common stockholders:
Loss from continuing operations			0
Preferred stock dividends in arrears	0		0
Net loss from continuing operations applicable to common stockholders:	0		0
Basic and diluted loss per common share:
Loss from continuing operations			$ 0
Weighted average common shares outstanding:
Basic and diluted			0
Pro Forma Adjustments - Subordination of Related Party Notes
Revenue	0		0
Cost of revenues, exclusive of depreciation and amortization, shown separately below	0		0
Gross profit	0		0
Depreciation and amortization	0		0
Loss on impairment of long-lived assets			0
Selling general and administrative expenses including stock-based compensation	0		0
Advertising and marketing	0		0
Total operating expenses	0		0
Operating loss	0		0
Other (expenses) income:
Interest expense, net of interest income	(113,104)	[1]	(226,207)	[1]
Other	0		0
Total other (expenses) income	0		0
Loss from continuing operations	0		0
Loss applicable to common stockholders:
Loss from continuing operations			0
Preferred stock dividends in arrears	0		0
Net loss from continuing operations applicable to common stockholders:	0		0
Basic and diluted loss per common share:
Loss from continuing operations			$ 0
Weighted average common shares outstanding:
Basic and diluted			0
Pro Forma Adjustments - Issuance of Senior Debt
Revenue	0		0
Cost of revenues, exclusive of depreciation and amortization, shown separately below	0		0
Gross profit	0		0
Depreciation and amortization	0		0
Loss on impairment of long-lived assets			0
Selling general and administrative expenses including stock-based compensation	0		0
Advertising and marketing	0		0
Total operating expenses	0		0
Operating loss	0		0
Other (expenses) income:
Interest expense, net of interest income	(1,141,977)	[2]	(2,283,954)	[3]
Other	0		0
Total other (expenses) income	0		0
Loss from continuing operations	0		0
Loss applicable to common stockholders:
Loss from continuing operations			0
Preferred stock dividends in arrears	0		0
Net loss from continuing operations applicable to common stockholders:	0		0
Basic and diluted loss per common share:
Loss from continuing operations			$ 0
Weighted average common shares outstanding:
Basic and diluted			0
Pro Forma Adjustments - Acquistion of NBS
Revenue	0		0
Cost of revenues, exclusive of depreciation and amortization, shown separately below	0		0
Gross profit	0		0
Depreciation and amortization	0		0
Loss on impairment of long-lived assets			0
Selling general and administrative expenses including stock-based compensation	(87,262)	[4]	0
Advertising and marketing	0		0
Total operating expenses	0		0
Operating loss	0		0
Other (expenses) income:
Interest expense, net of interest income	0		(12,107)	[5]
Other	0		0
Total other (expenses) income	0		0
Loss from continuing operations	0		0
Loss applicable to common stockholders:
Loss from continuing operations			0
Preferred stock dividends in arrears	0		0
Net loss from continuing operations applicable to common stockholders:	0		0
Basic and diluted loss per common share:
Loss from continuing operations			$ 0
Weighted average common shares outstanding:
Basic and diluted	13,888,889	[6]	13,888,889	[7]
Pro Forma Adjustments - Pro Forma Combined
Revenue	35,391,994		68,881,318
Cost of revenues, exclusive of depreciation and amortization, shown separately below	25,868,396		51,574,302
Gross profit	9,523,598		17,307,016
Depreciation and amortization	769,030		1,950,396
Loss on impairment of long-lived assets			163,126
Selling general and administrative expenses including stock-based compensation	8,675,502		16,448,528
Advertising and marketing	20,033		58,959
Total operating expenses	9,464,565		18,621,009
Operating loss	59,033		(1,313,993)
Other (expenses) income:
Interest expense, net of interest income	(1,326,103)		(2,632,409)
Other	(152,542)		65,147
Total other (expenses) income	(1,478,645)		(2,567,262)
Loss from continuing operations	(1,419,612)	[8]	(3,881,255)
Loss applicable to common stockholders:
Loss from continuing operations			(3,881,255)
Preferred stock dividends in arrears	200,698		(470,175)
Net loss from continuing operations applicable to common stockholders:	$ (1,620,310)		$ (4,351,430)
Basic and diluted loss per common share:
Loss from continuing operations	$ (0.01)		$ (0.03)
Weighted average common shares outstanding:
Basic and diluted	176,820,918		155,577,593	[9]

[1]	Reflects the increase in interest on related party notes from 3% per annum to 7% per annum from Marvin Rosen's agreement to subordinate the notes payable to him to the Senior Notes.
[2]	Reflects interest on the Notes of $0.9 million, amortization of debt discount in the amount of $186,550 and amortization of deferred financing fees in the amount of $55,427.
[3]	Reflects annual interest on the Senior Notes of $1.8 million and amortization of debt discount of $373,100 and amortization of deferred financing fees of $110,854.
[4]	Reflects acquisition transaction costs incurred in 2012 that would not be expected to continue and are non-recurring in nature.
[5]	Reflects interest on the Seller Notes.
[6]	Reflects shares of Fusion common stock valued at $1,250,000 issued to the NBS Sellers as part of the Purchase Price. The number of shares issued is based on the average closing price of the stock for the 15 trading days prior to the transaction.
[7]	Reflects shares of Fusion common stock valued at $1,250,000 issued to the NBS Sellers as part of the Purchase Price. The number of shares issued is based on the average closing price of the stock for the 15 trading days prior to the transaction.
[8]	ISG and NBS are limited liability companies and are disregarded entities for federal income tax purposes. Taxable income or losses generated by these entities are reflected in the income tax returns of the members of the respective entities. As a result, ISG has not historically recorded any provision for income taxes. The Company expects to utilize its net operating loss carry forwards to offset any taxable income generated by the business being acquired from NBS and ISG. As a result, no pro forma.
[9]	ISG and NBS are limited liability companies and are disregarded entities for federal income tax purposes. Taxable income or losses generated by these entities are reflected in the income tax returns of the members of the respective entities. As a result, ISG has not historically recorded any provision for income taxes. The Company expects to utilize its net operating loss carry forwards to offset any taxable income generated by the business being acquired from NBS and ISG. As a result, no pro forma adjustment has been recorded for provision for income taxes.

Excess of the purchase price over acquired assets	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Excess of the purchase price over acquired assets

The excess of the purchase price over acquired assets is as follows:

Cash	17,750,000
Seller note	600,000
Fusion stock	1,250,000
Purchase price	19,600,000
Working capital adjustment	1,142,798
Adjusted purchase price	20,742,798

Estimated fair value of net assets acquired:

Cash	500,000
Accounts receivable	1,978,594
Inventory	368,122
Other current assets	296,147
Property and equipment	1,540,898
Current liabilities	(1,501,043)
3,182,718
Excess of purchase price over net assets	17,560,080

In accordance with ASC 805, the Company expects to allocate a portion of the excess of the purchase price over the fair value of the net assets acquired to a number of separately identifiable intangible assets, including but not limited to, customer lists, favorable leases and trade names. The Company expects that this allocation will be completed in conjunction with the filing of its Annual Report on Form 10-K for the year ending December 31, 2012.